Bank borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Components of Bank Borrowings

Components of bank borrowings are as follows as of September 30:

	Note	Interest rate	2024	2025	2025
			HK$	HK$	US$
Bank of China (Hong Kong) – Loan 1	(1)	3.625%	9,000,000	8,264,704	1,061,908
Bank of China (Hong Kong) – Loan 2	(2)	5.000%	3,267,161	478,121	61,432
Total			12,267,161	8,742,825	1,123,340